Business Segment Information [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)	Global Markets Business Group	Other	Total
	(in billions)
Fiscal year ended March 31, 2014:
Net revenue:	¥1,283.6	¥1,084.8	¥912.2	¥159.0	¥3,267.4	¥605.1	¥(9.1)	¥3,863.4
BTMU and MUTB:	573.7	897.9	417.9	66.1	1,844.7	438.4	11.3	2,294.4
Net interest income	403.5	407.6	210.6	—	974.0	245.0	96.5	1,315.5
Net fees	161.9	353.8	164.7	66.1	719.4	(23.2)	(50.1)	646.1
Other	8.3	136.5	42.6	—	151.3	216.6	(35.1)	332.8
Other than BTMU andMUTB(2)	709.9	186.9	494.3	92.9	1,422.7	166.7	(20.4)	1,569.0
Operating expenses	952.2	564.8	559.0	95.4	2,051.3	186.8	161.9	2,400.0

Operating profit (loss)	¥331.4	¥520.0	¥353.2	¥63.6	¥1,216.1	¥418.3	¥(171.0)	¥1,463.4

Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥1,148.5	¥1,289.8	¥171.5	¥3,710.0	¥664.3	¥(9.8)	¥4,364.5
BTMU and MUTB:	577.5	946.2	478.2	71.0	1,944.7	497.7	39.7	2,482.1
Net interest income	374.9	404.9	233.9	—	958.2	278.2	172.2	1,408.6
Net fees	190.7	393.3	190.6	71.0	811.5	(34.8)	(78.8)	697.9
Other	11.9	148.0	53.7	—	175.0	254.3	(53.7)	375.6
Other than BTMU and MUTB(2)	721.9	202.3	811.6	100.5	1,765.3	166.6	(49.5)	1,882.4
Operating expenses	958.8	599.9	793.7	103.2	2,310.2	206.0	184.9	2,701.1

Operating profit (loss)	¥340.6	¥548.6	¥496.1	¥68.3	¥1,399.8	¥458.3	¥(194.7)	¥1,663.4

Fiscal year ended March 31, 2016:
Net revenue:	¥1,259.2	¥1,090.1	¥1,273.1	¥172.2	¥3,615.7	¥636.1	¥(5.6)	¥4,246.2
BTMU and MUTB:	534.9	872.3	446.9	74.3	1,825.5	453.6	116.9	2,396.0
Net interest income	355.7	366.7	207.9	—	884.8	248.3	193.4	1,326.5
Net fees	171.8	387.8	187.1	74.3	791.2	(23.9)	(73.6)	693.7
Other	7.4	117.8	51.9	—	149.5	229.2	(2.9)	375.8
Other than BTMU and MUTB(2)	724.3	217.8	826.2	97.9	1,790.2	182.5	(122.5)	1,850.2
Operating expenses	972.6	603.8	815.1	102.0	2,340.6	208.6	146.0	2,695.2

Operating profit (loss)	¥286.6	¥486.3	¥458.0	¥70.2	¥1,275.1	¥427.5	¥(151.6)	¥1,551.0

Notes:

(1)	Net revenue, operating expenses, and operating profit from the overseas Japanese corporate business were ¥172.2 billion, ¥120.1 billion, and ¥52.1 billion for the fiscal year ended March 31, 2014, ¥199.2 billion, ¥145.4 billion, and ¥53.8 billion for the fiscal year ended March 31, 2015, and ¥178.9 billion, ¥152.9 billion, and ¥26.0 billion for the fiscal year ended March 31, 2016, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.